OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

December 18, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:        Oppenheimer Rising Dividends Fund

       Post-Effective Amendment No. 61 under the Securities Act
and Amendment No. 62 under the Investment Company Act
File Nos. 002-65223; 811-02944

To the Securities and Exchange Commission:

On behalf of Oppenheimer Rising Dividends Fund (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is an amendment to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”), including the exhibits thereto, which amendment constitutes Post-Effective Amendment No. 61 to the Registration Statement under the Securities Act and Amendment No. 62 to the Registration Statement under the Investment Company Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a) under the Securities Act, to comply with the requirements of Commission Release 33-8998, adopting amendments to Form N-1A that require every prospectus to include a summary section at the front of the prospectus. This filing also includes certain non-material changes.

We anticipate that an amendment to the Registration Statement will be filed on or about February 24, 2010, including (i) audited financial statements for the Registrant’s fiscal year ended October 31, 2009; (ii) responses to any comments of the Commission staff on this filing; and (iii) other, non-material changes. The Amendment and the subsequent filing should become effective on February 26, 2010, as indicated on the facing page of this Amendment.

In order to expedite review and achieve consistency in how we address the disclosure requirements of Commission Release 33-8998 we request that you address any comments on this filing to the undersigned:

Nancy S. Vann
Vice President and Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-5089
nvann@oppenheimerfunds.com

Sincerely,

/s/ Matthew R. Farkas

Matthew R. Farkas
Vice President and Associate Counsel

cc:     Kramer Levin Naftalis & Frankel LLP

         KPMG LLP
         Gloria LaFond
         Nancy S. Vann